Average Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Select Class - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	4.83%
Past 5 years	1.70%
Past 10 years	1.09%